Virtus SGA Emerging Markets Equity Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund,

each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are as follows:

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Investment Advisory Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	0.42%	0.38%	0.32%	0.22%
Total Annual Fund Operating Expenses	1.67%	2.38%	1.32%	1.22%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.21)%	(0.17)%	(0.11)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.46%	2.21%	1.21%	0.98%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.44% for Class A Shares, 0.40% for Class C Shares, 0.34% for Class I Shares and 0.24% for Class R6 Shares.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.46% for Class A Shares, 2.21% for Class C Shares, 1.21% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$690	$1,026	$1,387	$2,399
Class C	Sold	$324	$724	$1,253	$2,702
	Held	$224	$724	$1,253	$2,702
Class I	Sold or Held	$123	$406	$712	$1,580
Class R6	Sold or Held	$100	$361	$645	$1,454

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 66 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnote will appear after the table as shown below:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus SGA Emerging Markets Equity Fund(**)	1.46%	2.21%	N/A	1.21%	0.98%

(**) Contractual through January 31, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 SGA EM Equity Expense Cap Reductions (12/25)

Virtus Stone Harbor Emerging Markets Bond Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus applicable to the Fund,

each dated September 29, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for both of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Investment Advisory Fees	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	1.85%	1.74%
Total Annual Fund Operating Expenses	2.95%	2.59%
Less: Fee Waiver and/or Expense Reimbursement(a)	(1.81)%	(1.70)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.14%	0.89%

(a)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares and 0.89% for Class I Shares through September 30, 2027. Prior to September 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$487	$958	$1,593	$3,298
Class I	Sold or Held	$91	$514	$1,100	$2,695

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 14 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnote will appear after the table as shown below:

	Class A Shares	Class I Shares
Virtus Stone Harbor Emerging Markets Bond Fund(*)	1.14%	0.89%

(*) Contractual through September 30, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470 SHIP EM Bond Expense Cap Reduction (12/25)

Virtus SGA Emerging Markets Equity Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 15, 2025 to the Fund’s

Statement of Additional Information (“SAI”) applicable to the Fund,

dated January 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s SAI are described in more detail below.--

In the table on page 71 of the Fund’s SAI, the row corresponding to the Fund will be replaced with the following and associated footnote will appear after the table as shown below:

Fund	Class A	Class C	Class C1	Class I	Class R6
EM Equity Fund(*)	1.46%	2.21%	N/A	1.21%	0.98%

(*) Contractual through January 31, 2027.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B EM Equity Expense Cap Reduction (12/25)

Virtus Stone Harbor Emerging Markets Bond Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 15, 2025 to the Fund’s

Statement of Additional Information (“SAI”) applicable to the Fund,

dated September 29, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for both of the Fund’s classes of shares. The resulting changes to the Fund’s SAI are described in more detail below.--

In the table setting forth expense limitation arrangements on page 62 of the Fund’s SAI, the row corresponding to the Fund will be replaced with the following:

Fund	Class A	Class I
EM Bond Fund(*)	1.14%	0.89%

(*) Contractual through September 30, 2027.

Investors should retain this supplement with the SAI for future reference.

VOT 8470B SHIP EM Bond Expense Cap Reduction (12/25)